Provisions, contingencies and commitments - Narrative (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended			79 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 24, 2020
Disclosure of other provisions [line items]
Other income	€ 96	€ 96	€ 0	€ 0
Purchase commitments	100	100
Capital expenditure purchase orders	109	109
Minimum lease payments for lease agreements that have not yet commenced	23	23
Territorial authority | Guarantees
Disclosure of other provisions [line items]
Guarantees issued to authorities	646	646	340
Third parties, other than territorial authorities | Guarantees
Disclosure of other provisions [line items]
Guarantees issued to authorities	€ 29	€ 29	€ 35
Coal
Disclosure of other provisions [line items]
Royalty income					€ 50
Low | Leased Buildings | Decommissioning provision
Disclosure of other provisions [line items]
Settlement ranges for provisions		1 year
Low | Cold drink equipment | Decommissioning provision
Disclosure of other provisions [line items]
Settlement ranges for provisions		2 years
High | Leased Buildings | Decommissioning provision
Disclosure of other provisions [line items]
Settlement ranges for provisions		30 years
High | Cold drink equipment | Decommissioning provision
Disclosure of other provisions [line items]
Settlement ranges for provisions		9 years